Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 17,656	$ 71,915	$ 123,015
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 12)	180,156	(91,837)	(39,538)
Equity income, net of dividends received of $16,803 (2013 - $nil, 2012 - $nil)	6,462	(6,731)
Depreciation and amortization	198,553	200,242	194,631
Write down and (gain) loss on sale of vessels (note 19)	1,638	95,247	32,217
Deferred income tax expense (recovery) (note 13)	889	2,150	(8,808)
Amortization of in-process revenue contracts	(12,744)	(12,744)	(12,714)
Foreign currency exchange (gain) loss and other	(84,719)	(35,522)	15,260
Change in non-cash working capital items related to operating activities (note 15a)	(111,484)	51,999	(17,447)
Expenditures for dry docking	(36,221)	(19,332)	(19,122)
Net operating cash flow	160,186	255,387	267,494
FINANCING ACTIVITIES
Proceeds from long-term debt	1,350,096	1,140,237	318,645
Scheduled repayments of long-term debt	(804,704)	(266,874)	(146,162)
Prepayments of long-term debt	(418,625)	(466,781)	(445,698)
Debt issuance costs	(15,555)	(14,797)	(4,361)
Equity contribution from joint venture partners	27,267	4,750	2,750
Proceeds from issuance of common units (note 16)	186,353	119,588	265,393
Proceeds from issuance of preferred units (note 16)		150,000
Expenses relating to equity offerings	(228)	(5,837)	(8,164)
Increase in restricted cash (note 4)	(46,760)
Cash distributions paid by the Partnership	(214,656)	(192,142)	(160,905)
Cash distributions paid by subsidiaries to non-controlling interests	(27,939)	(7,750)	(8,787)
Advance to joint venture (note 20)	(5,225)
Purchase of Voyageur LLC from Teekay Corporation (net of $6.2 million indemnification by Teekay Corporation (2013 - $34.9 million) and cash acquired of $nil (2013 - $0.9 million))(notes 11f and 15e)	6,181	(234,125)
Purchase of VOC equipment from Teekay Corporation (note 11b)			(12,848)
Equity contribution from Teekay Corporation to Dropdown Predecessor		5,596
Other	974		(5,870)
Net financing cash flow	37,179	231,865	(206,007)
INVESTING ACTIVITIES
Expenditures for vessels and equipment including advances on newbuilding contracts and conversion costs	(172,169)	(455,578)	(87,408)
Proceeds from sale of vessels and equipment	13,364	27,986	35,235
Investments in equity accounted joint ventures	(12,413)	(52,120)
Direct financing lease payments received	5,097	5,647	17,091
Net investing cash flow	(164,353)	(474,465)	(35,082)
Increase in cash and cash equivalents	33,012	12,787	26,405
Cash and cash equivalents, beginning of the year	219,126	206,339	179,934
Cash and cash equivalents, end of the year	252,138	219,126	206,339
Itajai FPSO Joint Venture [Member]
INVESTING ACTIVITIES
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (note 11g and 15e)		(52,520)
ALP Maritime Services B.V. [Member]
OPERATING ACTIVITIES
Net income	2,300
INVESTING ACTIVITIES
Acquisition of subsidiary, Net of cash acquired	(2,322)
Logitel Offshore Holding [Member]
OPERATING ACTIVITIES
Net income	(1,000)
INVESTING ACTIVITIES
Acquisition of subsidiary, Net of cash acquired	$ 4,090